Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents (Note 5)	$ 6,151,457	$ 7,730,143	$ 5,188,138
Trade accounts receivable – net (Note 6)	1,395,362	997,370	607,544
Recoverable taxes and tax payments in excess (Note 12.b)	220,144	198,576	146,680
Other current assets	73,244	54,070	56,212
Total current assets	7,840,207	8,980,159	5,998,574
Advanced payments to suppliers	226,548	123,988	308,164
Machinery, equipment and improvements on leased assets – net (Note 7)	1,906,233	1,655,688	1,630,393
Improvements to concession assets – net (Note 8)	10,982,860	9,944,022	8,912,544
Airport concessions – net (Note 9)	11,412,118	11,754,661	12,384,923
Rights to use airport facilities – net (Note 10)	930,296	986,995	1,043,695
Other acquired rights – net (Note 11)	498,296	514,993	531,690
Derivative financial instruments (Note 16)	136,457	106,815	72,454
Deferred income taxes – net (Note 12.e)	5,472,279	5,354,282	5,070,844
Investments in associates (Note 13)	35	11,016	21,636
Right-of-use assets (Note 15.b)	46,696
Other assets – net	98,477	84,913	76,545
Total	39,550,502	39,517,532	36,051,462
Current liabilities:
Banks loans and current portion of long-term borrowings (Note 17.a)		141,412	84,758
Concession taxes payable	347,972	302,573	250,300
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 32.a)	298,376	252,622	198,512
Accounts payable (Note 14)	1,154,712	1,066,069	1,085,926
Taxes payable	165,156	74,342	25,170
Liabilities for assets in lease (Note 15.b)	14,510
Dividends payable (Note 20)		130,846
Income taxes payable (Note 12)	191,797	327,283	296,633
Total current liabilities	2,172,523	2,295,147	1,941,299
Deposits received in guarantee (Note 4)	1,130,740	1,082,537	936,828
Liabilities for assets in lease (Note 15.b)	33,689
Deferred income taxes (Note 12.e)	784,931	839,253	946,673
Retirement employee benefits (Note 18)	120,606	112,980	92,575
Long-term borrowings (Note 17.a)	4,535,863	4,110,846	4,529,518
Debt securities (Note 17.b)	9,000,000	9,000,000	5,200,000
Total long-term liabilities	15,605,829	15,145,616	11,705,594
Total liabilities	17,778,352	17,440,763	13,646,893
Equity (Note 19):
Common stock	7,777,576	9,028,446	10,778,613
Repurchased shares	(1,733,374)	(1,733,374)	(1,733,374)
Legal reserve	1,345,709	1,119,029	960,943
Reserve for repurchase of shares	2,983,374	2,728,374	2,683,374
Retained earnings	9,552,071	9,001,269	7,561,527
Foreign currency translation reserve	775,619	876,300	1,071,159
Remeasurements of employee benefits – Net of income tax	8,010	8,171	10,773
Total equity attributable to controlling interest	20,708,985	21,028,215	21,333,015
Non-controlling interest (Note 20)	1,063,165	1,048,554	1,071,554
Total equity	21,772,150	22,076,769	22,404,569
Total	$ 39,550,502	$ 39,517,532	$ 36,051,462